Goodwill (Details 1)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Reebonz Korea [Member]
StatementsLineItems [Line Items]
Revenue CAGR	[1]	16.70%	15.60%
Terminal Growth rates		3.00%	3.00%
Pre-tax discount rates		16.50%	17.80%
Invitree [Member]
StatementsLineItems [Line Items]
Revenue CAGR	[1]	12.30%	15.60%
Terminal Growth rates		3.00%	3.00%
Pre-tax discount rates		15.90%	17.80%

[1]	Revenue CAGR relates to the revenue compounded annual growth rate for the five-year cash flow projection period.